Segment Information - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 Segment
Segment Reporting Information [Line Items]
Number of operating segments	2
Number of operating segments met quantitative threshold percentage	10.00%
Number of reportable segments	2
Product Concentration Risk | Revenue Benchmark | Overseas Art Study Services and Other Educational Services | Maximum
Segment Reporting Information [Line Items]
Percentage of net revenue	75.00%